DEFERRED REVENUES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Deferred Revenues And Other Liabilities
DEFERRED REVENUES AND OTHER LIABILITIES

NOTE 12: DEFERRED REVENUES AND OTHER LIABILITIES

Composition:

	December 31,
	2023	2022
Deferred revenues (a)	$5,314	$4,669
Lease liabilities (b)	239	254

	$5,553	$4,923

a.	Including an amount of $1,479 relating to deferred distribution fees received as of the both years ended December 31, 2023 and 2022, respectively. For more information see note 16c.

b.	Lease liabilities:

December 31, 2023:	U.S. dollars in thousands
Maturity analysis:
Less than one year	$234
One to five years	284
Total lease commitments	518
Impact of discounting remaining lease payments	(47)
Lease liabilities as of December 31, 2023:	471

Current	232
Non-current	239

Total	$471

December 31, 2022:	U.S. dollars in thousands
Maturity analysis:
Less than one year	$265
One to five years	269
Total lease commitments	534
Impact of discounting remaining lease payments	(46)
Lease liabilities as of December 31, 2022:	488

Current	234
Non-current	254

Total	$488